Lease Liabilities - Detailed Information About In Maturity Lease Payments (Detail) $ in Millions	Dec. 31, 2025 CAD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	$ 29.8
2026 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	3.3
2027 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	2.9
2028 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	2.1
2029 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	1.5
2030 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	1.5
Thereafter [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	18.5
Vehicles [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	1.8
Vehicles [member] | 2026 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	1.1
Vehicles [member] | 2027 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.6
Vehicles [member] | 2028 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.1
Vehicles [member] | 2029 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.0
Vehicles [member] | 2030 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.0
Vehicles [member] | Thereafter [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.0
Office [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	2.0
Office [member] | 2026 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.7
Office [member] | 2027 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.8
Office [member] | 2028 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.5
Office [member] | 2029 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.0
Office [member] | 2030 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.0
Office [member] | Thereafter [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.0
Surface [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	1.1
Surface [member] | 2026 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.0
Surface [member] | 2027 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.0
Surface [member] | 2028 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.0
Surface [member] | 2029 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.0
Surface [member] | 2030 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	0.0
Surface [member] | Thereafter [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	1.1
Facilities [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	24.9
Facilities [Member] | 2026 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	1.5
Facilities [Member] | 2027 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	1.5
Facilities [Member] | 2028 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	1.5
Facilities [Member] | 2029 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	1.5
Facilities [Member] | 2030 [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	1.5
Facilities [Member] | Thereafter [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted Finance lease payments to be paid	$ 17.4